MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities	$ 142,007	$ 120,144
Non US Government bonds [Member]
Marketable Securities	$ 2,555	$ 2,104